Deferred tax	12 Months Ended
Dec. 31, 2017
Deferred Tax
Deferred tax

23	Deferred tax

Deferred tax is calculated in full on temporary differences under the liability method using tax rates applicable in the tax jurisdictions where the tax asset or liability would arise.

The movement on the deferred tax account is as shown below:

	2017	2016	2015
	£’000	£’000	£'000

Liability at 1 January	-	6,547	354
Arising on business combination	-	-	6,191
Credited to income on impairment and amortisation of intangibles	-	(5,509)	-
Credited to income statement	-	(1,740)	(131)
Foreign exchange gain	-	702	133

Liability at 31 December	-	-	6,547

The movement on the deferred tax account in 2017 is Nil as the net credit arising on the amortisation of intangible assets and other timing differences has been matched by a reduction in the deferred tax asset recognised on the losses offsetting the liability remaining.

A deferred tax liability has arisen due to deferred tax on intangible assets acquired in 2015.

An intangible asset was impaired in the financial statements for the year ended 31 December 2016 by £11.4m which resulted in a £4.6m tax credit being recognised in the income statement.

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses	Unrecognised deferred tax asset
	£’000	£’000

31 December 2015	23,286	4,191
31 December 2016	26,956	5,049
31 December 2017	38,377	6,639

With the exception of the £2.6m (2016: £3.7m: 2015: £1.6m) deferred tax asset which qualifies for offset against the deferred tax liabilities arising on the acquisitions of Midatech Pharma (Wales) Limited and Midatech Pharma US, the remaining potential deferred tax asset of £9.5m (2016: £8.1m) has not been provided in these accounts due to uncertainty as to the whether the asset would be recovered.

Details of the deferred tax liability are as follows:

2017	Asset	Liability	Net
	£’000	£’000	£'000

Business Combinations	2,599	(2,599)	-

2016	Asset	Liability	Net
	£’000	£’000	£'000

Business Combinations	3,668	(3,668)	-

2015	Asset	Liability	Net
	£’000	£’000	£'000

Business Combinations	1,625	(8,172)	(6,547)